UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended: March 31, 2002"
	Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:           Portfolio Manager
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI April 26, 2002"

	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total: 49
	"Form 13F Information Table Value Total:  $182,479"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"7,962"	"150,231"			other	0	"5,450"	0	"144,781"
	American Int'l Group	com	026874107	"6,139"	"85,275"			other	0	"2,500"	0	"82,775"
	Amgen	com	031162100	"7,684"	"128,060"			other	0	"3,900"	0	"124,160"
	Analog Devices	com	032654105	"2,146"	"47,680"			other	0	"1,200"	0	"46,480"
	Anheuser-Busch	com	035229103	249	"4,790"			other	0	0	0	"4,790"
	Automatic Data Processing	com	053015103	"9,940"	"171,390"			other	0	"5,550"	0	"165,840"
	Bristol-Myers Squibb	com	110097102	486	"12,152"			other	0	"1,000"	0	"11,152"
	Cintas	com	172908105	"4,862"	"97,245"			other	0	"1,800"	0	"95,445"
	Cisco Systems	com	17275R102	"6,600"	"388,254"			other	0	"14,650"	0	"373,604"
	Coca-Cola	com	191216100	"4,194"	"80,663"			other	0	"2,400"	0	"78,263"
	Colgate-Palmolive	com	194162103	"7,793"	"136,724"			other	0	"4,950"	0	"131,774"
	CVS Corp	com	126650100	"1,481"	"43,556"			other	0	"1,600"	0	"41,956"
	EMC Corp.	com	268648102	"1,291"	"107,594"			other	0	"4,500"	0	"103,094"
	Emerson Electric	com	291011104	228	"3,998"			other	0	0	0	"3,998"
	Exxon-Mobil	com	30231G102	399	"9,060"			other	0	0	0	"9,060"
	First Data Corp.	com	319963104	"3,058"	"35,145"			other	0	"1,025"	0	"34,120"
	Fifth Third Bancorp	com 	316773100	271	"4,045"			other	0	0	0	"4,045"
	General Electric	com	369604103	871	"23,543"			other	0	0	0	"23,543"
	Gillette	com	375766102	439	"12,925"			other	0	0	0	"12,925"
	Heinz	com	423074103	323	"7,681"			other	0	0	0	"7,681"
	Home Depot	com	437076102	"11,027"	"225,043"			other	0	"6,550"	0	"218,493"
	Intel	com	458140100	"2,508"	"83,591"			other	0	"2,200"	0	"81,391"
	Johnson & Johnson	com	478160104	"12,258"	"188,584"			other	0	"5,600"	0	"182,984"
	J P Morgan Chase	com	616880100	302	"8,397"			other	0	0	0	"8,397"
	"Lilly, Eli"	com	532457108	"1,502"	"19,770"			other	0	"1,375"	0	"18,395"
	Linear Technology	com	402590391	"6,209"	"141,121"			other	0	"3,800"	0	"137,321"
	Marsh & McLennan	com	571748102	"1,084"	"9,595"			other	0	125	0	"9,470"
	McDonalds	com	580135101	858	"30,655"			other	0	0	0	"30,655"
	Medtronic	com	585055106	"2,562"	"56,933"			other	0	"2,300"	0	"54,633"
	Merck	com	589331107	"7,923"	"136,606"			other	0	"3,950"	0	"132,656"
	Microsoft	com	594918104	"6,528"	"108,792"			other	0	"2,450"	0	"106,342"
	Molex A	com	608554200	364	"11,758"			other	0	0	0	"11,758"
	Nortel Networks	com	656569100	93	"23,300"			other	0	0	0	"23,300"
	Oracle	com	68389X105	"1,900"	"146,170"			other	0	"4,100"	0	"142,070"
	Paychex Inc.	com	704326107	"3,214"	"80,364"			other	0	"1,600"	0	"78,764"
	Pepisco	com	713448108	"5,630"	"108,279"			other	0	"2,925"	0	"105,354"
	Pfizer	com	717081103	"4,115"	"102,885"			other	0	"3,400"	0	"99,485"
	Phillip Morris	com	718167109	225	"4,243"			other	0	900	0	"3,343"
	Procter & Gamble	com	742718109	"5,391"	"59,903"			other	0	"2,525"	0	"57,378"
	Qualcomm Inc.	com	747525103	"1,030"	"27,119"			other	0	200	0	"26,919"
	Regions Financial	com	758940100	507	"14,900"			other	0	660	0	"14,240"
	Schering-Plough	com	806605101	"1,079"	"34,801"			other	0	"1,100"	0	"33,701"
	State Street Corp.	com	857473102	"5,359"	"97,430"			other	0	"2,800"	0	"94,630"
	Stryker Corp.	com	863667101	"7,912"	"131,866"			other	0	"3,500"	0	"128,366"
	Sysco  Corp.	com	871829107	"10,187"	"339,554"			other	0	"12,600"	0	"326,954"
	Walgreen	com	931422109	"4,798"	"123,036"			other	0	"2,600"	0	"120,436"
	Wal-Mart Stores	com	931142103	"7,672"	"125,780"			other	0	"5,600"	0	"120,180"
	"Wrigley, Wm."	com	982526105	798	"15,050"			other	0	0	0	"15,050"
	Wyeth	com	983024100	"3,028"	"45,880"			other	0	550	0	"45,330"